RELATED PARTY TRANSACTIONS BALANCES	3 Months Ended
Mar. 31, 2023
RELATED PARTY TRANSACTIONS BALANCES

NOTE 8– RELATED PARTY TRANSACTIONS BALANCES

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors and corporate officers. The remuneration of directors and key management personnel, not including normal employee compensation, made during the three months ended March 31, 2023 and the three months ended March 31, 2022 is set out below:

	March 31, 2023	March 31, 2022
salary (cost of sales)	20,498	40,028
consulting (capital work in progress)	-	57,737
consulting (professional fees)	30,000	27,000
salary (general and administrative expenses)	116,250	-
	$166,748	$124,765

As at March 31, 2023, $975 was owed from shareholders of the company (December 31, 2022– $1,002). Amounts owed were recorded in amounts receivable are non-interest bearing and unsecured.

As at March 31, 2023, $48,262 was owed to directors of the Company (December 31, 2022– $37,094). Amounts due were recorded in accounts payable are non-interest bearing and unsecured.